Organization and nature of operations - Accompanying Consolidated Financial Statements Include Financial Statements of Company, Subsidiaries, Variable Interest Entity ("VIE") and VIE's Subsidiaries (Detail)
		1 Months Ended	12 Months Ended
		Jun. 30, 2018	Dec. 31, 2018
Variable Interest Entity [Line Items]
Percentage of direct or indirect economic ownership		80.00%
Shenzhen Xunlei Networking Technologies, Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			People's Republic of China ("PRC")
Period of incorporation			Jan. 31, 2003
Relationship			VIE
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of software, provision of online and related advertising, membership subscription and online game services; as well as sales of software licenses
Giganology (Shenzhen) Co. Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Jun. 30, 2005
Relationship			Subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of computer software and provision of information technology services to related companies
Shenzhen Xunlei Wangwenhua Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Dec. 31, 2005
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of software for related companies, provision of advertising services and production of broadcast television programs
Xunlei Games Development (Shenzhen) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Feb. 28, 2010
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			70.00%
Principal activities			Development of online game and computer software for related companies and provision of advertising services
Xunlei Network Technologies Limited BVI [Member]
Variable Interest Entity [Line Items]
Place of incorporation			British Virgin Islands
Period of incorporation			Feb. 28, 2011
Relationship			Subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Holding company
Xunlei Network Technologies Limited HK [Member]
Variable Interest Entity [Line Items]
Place of incorporation			Hong Kong
Period of incorporation			Mar. 31, 2011
Relationship			Subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development computer software of related companies and provision of advertising services
Xunlei Computer (Shenzhen) Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Nov. 30, 2011
Relationship			Subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of computer software and provision of information technology services
Shenzhen Onething Technologies Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Sep. 30, 2013
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of computer software, sale of hardware, and provision of information technology services
Beijing Xunjing Technologies Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Oct. 31, 2015
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of computer software and provision of information technology services
Shenzhen Crystal Interactive Technologies Co [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			May 31, 2016
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of computer software and provision of information technology services
Shenzhen Xunlei Venture Capital Partnership Enterprise [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Jun. 30, 2016
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			99.00%
Principal activities	[1]		Investments in industries and consultation in investments
Shenzhen Zhuolian Software Co., Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Jan. 31, 2010
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Provision of software technology development for related companies
Beijing Onething Technologies Co., Ltd. [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Jan. 31, 2017
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Provision of technology services and development of computer software
HK Onething Technologies Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			Hong Kong
Period of incorporation			Dec. 31, 2017
Relationship			subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development of cloud computing technology and provision of related services
Hainan Onething ESports Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			May 31, 2018
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development and research of computer software and operation of online games
Henan Tourism Information Co., Ltd., [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			80.00%
Principal activities	[2]		Software development, tourism consulting and other related services
Xian Onething Blockchain Technologies Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Jul. 31, 2018
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development and research of blockchain technology and computer software
Onething Co Ltd Thailand [Member]
Variable Interest Entity [Line Items]
Place of incorporation			Thailand
Period of incorporation			Jul. 31, 2018
Relationship			subsidiary
Percentage of direct or indirect economic ownership			49.00%
Principal activities			Development of cloud computing technology and provision of related services
Hainan Xunlei Blockchain Technology Co Ltd [Member]
Variable Interest Entity [Line Items]
Place of incorporation			PRC
Period of incorporation			Aug. 30, 2018
Relationship			VIE’s subsidiary
Percentage of direct or indirect economic ownership			100.00%
Principal activities			Development and research of blockchain technology and computer software

[1]	As at December 31, 2018, Xunlei Venture Capital was in the process of deregistration.
[2]	Henan Tourism was acquired in June 2018.